Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	115,600,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0940
Maximum Aggregate Offering Price	$ 10,866,400
Amount of Registration Fee	$ 1,500.65
Offering Note	Includes an indeterminable number of additional shares of common stock, pursuant to Rule 416 under the Securities Act, that may be issued to prevent dilution from stock splits, stock dividends or similar transaction that could affect the shares to be offered by Selling Stockholder.Calculated pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sale prices for the Company’s common stock as reported by the OTC Bulletin Board on December 17, 2025